August 4, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Themes ETF Trust (the “Trust”)
File Nos.: 333-271700 and 811-23872

Leverage Shares 2X Long LITE Daily ETF

Leverage Shares 2X Long APP Daily ETF

Leverage Shares 2X Long TDG Daily ETF

Leverage Shares 2X Long DGXX Daily ETF

Leverage Shares 2X Long STRL Daily ETF

Leverage Shares 2X Long KEEL Daily ETF

Leverage Shares 2X Long OUST Daily ETF

Leverage Shares 2X Long KOPN Daily ETF

Leverage Shares 2X Long MXL Daily ETF

Leverage Shares 2X Long NVMI Daily ETF

Leverage Shares 2X Long SEDG Daily ETF

Leverage Shares 2X Long NEE Daily ETF

Leverage Shares 2X Long MRAM Daily ETF

Leverage Shares 2X Long SIMO Daily ETF

Leverage Shares 2X Long TE Daily ETF

Leverage Shares 2X Long SIDU Daily ETF

Leverage Shares 2X Long UMC Daily ETF

Leverage Shares 2X Long PURR Daily ETF

(collectively, the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of the Funds hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post- Effective Amendment No. 333 to the Trust’s Registration Statement on Form N-1A, filed on August 3, 2026.

If you have any questions or require further information, please contact Karen Aspinall at (949) 629-3928 or Karen.Aspinall@Practus.com.

Sincerely,

/s/ Karen Aspinall

Karen Aspinall

KAREN A. ASPINALL  ●  PARTNER

11300 Tomahawk Creek Pkwy  ●  Ste. 310  ●  Leawood, KS 66211  ●  p: 949.629.3928

Practus, LLP  ●  Karen.Aspinall@Practus.com  ●  Practus.com